Acquisition of FOH Online Corp Inc. - Disclosure of Detailed Information About Assets and Liabilities Recognised (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Nov. 15, 2018
Acquisition Of Foh Online Corp Inc.
Cash	$ 592	$ 278
Net balance with sub licencee		(3,119)
Loan payable to EJ Watson		(2,172)
Patents and Licences		24,959
Net identifiable assets acquired	$ 8,398	$ 19,946